Investments - Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Investment Income [Line Items]
Net investment income	$ 2,914	$ 2,510	$ 2,333
Consolidated Entity Excluding Variable Interest Entities (VIE)
Net Investment Income [Line Items]
Investment revenue	3,217	2,783	2,604
Investment expenses	(303)	(273)	(271)
Net investment income	2,914	2,510	2,333
Consolidated Entity Excluding Variable Interest Entities (VIE) | AFS securities | Total fixed maturity securities
Net Investment Income [Line Items]
Investment revenue	2,293	2,051	1,868
Consolidated Entity Excluding Variable Interest Entities (VIE) | AFS securities | Equity securities
Net Investment Income [Line Items]
Investment revenue	9	7	6
Consolidated Entity Excluding Variable Interest Entities (VIE) | Trading securities
Net Investment Income [Line Items]
Investment revenue	238	196	136
Consolidated Entity Excluding Variable Interest Entities (VIE) | Mortgage loans, net of allowances
Net Investment Income [Line Items]
Investment revenue	355	320	347
Consolidated Entity Excluding Variable Interest Entities (VIE) | Investment funds
Net Investment Income [Line Items]
Investment revenue	178	111	177
Consolidated Entity Excluding Variable Interest Entities (VIE) | Funds withheld at interest
Net Investment Income [Line Items]
Investment revenue	82	54	46
Consolidated Entity Excluding Variable Interest Entities (VIE) | Other
Net Investment Income [Line Items]
Investment revenue	$ 62	$ 44	$ 24